Condensed Unaudited Consolidated Statements of Financial Position - CAD ($)		Mar. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		$ 30,696,299	$ 18,926,933
Receivables		1,121,597	1,190,689
Prepaid expenses		4,156,882	2,268,776
Inventory		862,425	420,737
Current assets		36,837,203	22,807,135
Non-current assets
Restricted cash		109,816	110,707
Plant and equipment		7,477,398	5,323,766
Goodwill and other intangible assets		1,229,831	1,239,123
TOTAL ASSETS		45,654,248	29,480,731
Current liabilities
Trade payables and accrued liabilities		981,254	1,262,861
Customer deposits		361,132	303,076
Construction contract liability		67,675	99,707
Shareholder loan		5,191	6,230
Deferred income tax		107,038	149,794
Current portion of lease liabilities		642,935
Total Current Liabilities		2,165,225	1,821,668
Non-current liabilities
Derivative liability	[1]	18,212,352	4,752,875
Lease liabilities		1,414,109
TOTAL LIABILITIES		21,791,686	6,574,543
EQUITY
Share capital		66,205,863	46,622,299
Deficit		(52,003,562)	(31,373,697)
Reserves		9,660,261	7,657,586
TOTAL EQUITY		23,862,562	22,906,188
TOTAL LIABILITIES AND EQUITY		$ 45,654,248	$ 29,480,731

[1]	Footnote: The warrant derivative liability is valued at fair value in accordance with International Financial Reporting Standards ("IFRS"). There are no circumstances in which the Company would be required to pay cash upon exercise or expiry of the warrants. See Note 11.